                             LIR CASH RESERVES FUND

                                       AND

                             LIR LIQUID ASSETS FUND

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2000

                                                                    May 10, 2001


Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed funds. The purpose of the supplement is to notify you of the following changes:

- Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

- Mitchell Hutchins LIR Money Series, of which the funds are each a series, has been renamed "Brinson Money Series."

-    LIR Cash Reserves Fund has been renamed "Brinson Cash Reserves Fund."

-    LIR Liquid Assets Fund has been renamed "Brinson Liquid Assets Fund."

-    PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

- UBS PaineWebber-SM-* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on your fund, please contact your Financial Advisor.

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* UBS PaineWebber is a service mark of UBS AG.

                                                                    Item # ZS-95